SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory rate on pre-tax book loss	26.90%	26.90%
Statutory rate on pre-tax book loss	0.00%	33.60%
Statutory rate on pre-tax book loss	(26.90%)	(60.50%)
Statutory rate on pre-tax book loss	0.00%	0.00%